CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net loss	$ (105,831)	$ (146,084)	$ (361,307)
Other comprehensive income (loss):
Foreign currency translation adjustments	23,367	(1,078)	(5,890)
Other comprehensive income (loss)	23,367	(1,078)	(5,890)
Total comprehensive loss	(82,464)	(147,162)	(367,197)
Comprehensive loss attributable to participation interest	7,095	12,660	35,211
Comprehensive loss attributable to Studio City International Holdings Limited	$ (75,369)	$ (134,502)	$ (331,986)